Operating Expenses	12 Months Ended
Sep. 30, 2024
Notes and other explanatory information [abstract]
Operating Expenses
24.
OPERATING EXPENSES

	Cost of sales
	Year ended September 30,
	2024	2023	2022
Depreciation & amortization	(21,525)	(14,843)	(14,027)
Personnel costs	(193,091)	(153,868)	(119,288)
Cost of materials	(452,872)	(327,954)	(299,691)
Properties & buildings maintenance, occupancy and incidental costs	(22,688)	(20,737)	(14,409)
Logistic expenses	(6,989)	(4,242)	(1,078)
IT & Consulting	(13,048)	(25,209)	(24,047)
Other	(33,800)	(19,265)	(20,491)
Cost of sales	(744,013)	(566,118)	(493,031)

	Selling and distribution expenses
	Year ended September 30,
	2024	2023	2022
Depreciation & amortization	(65,170)	(55,374)	(50,996)
Personnel costs	(98,572)	(87,963)	(71,325)
Marketing and selling expenses	(159,237)	(129,478)	(107,208)
Logistic expenses	(149,605)	(89,377)	(51,806)
IT & Consulting	(28,727)	(71,252)	(43,983)
Other	(5,811)	(22,408)	(22,053)
Selling and distribution expenses	(507,122)	(455,851)	(347,371)

	General administration expenses
	Year ended September 30,
	2024	2023	2022
Depreciation & amortization	(14,596)	(13,196)	(16,238)
Personnel costs	(52,506)	(113,905)	(41,267)
Insurance	(6,548)	(2,965)	(2,703)
IT & Consulting	(27,175)	(24,257)	(24,902)
Other	(12,619)	(17,065)	(1,479)
General administration expenses	(113,444)	(171,388)	(86,589)

The "other" general administration items during the years ended September 30, 2024 and 2023 mainly relate to expenses related to the preparation of the IPO.

The personnel costs line items in the tables above capture also expense relating to social security benefits, including the governmental retirement plan in Germany and four defined contribution plans for employees in the United States as described below:

German Governmental Plan

The Company pays the employer’s contribution for the social security monthly, which includes 9.3% of the gross salary of each employee for the governmental retirement scheme.

The Company's contribution to the German Governmental Plan amounted to €17.5 million, €15.0 million and €12.3 million during the years ended September 30, 2024, September 30, 2023 and September 30, 2022, respectively.

U.S. Defined Contribution Plans

In the United States, the Company participates in four defined contribution plans ("DC plans"): Safe Harbor 401(K) Contribution, Profit Share, Non-Qualified Deferred Compensation Plan and Deferred Compensation Plan for the Managing

Director Americas (U.S.). The Company's contribution to the DC plans amounted to €1.9 million, €1.6 million, and €1.6 million for the years ended September 30, 2024, September 30, 2023 and September 30, 2022, respectively.